GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general and administrative expenses [Abstract]
Labor and related	$ 9,304	$ 5,209	$ 3,151
Professional fees	6,915	3,476	1,983
Directors and officers insurance	2,473	1,370	126
Rent and related	1,085	454	328
Office refreshments and related	1,209	632	414
Other	2,320	1,159	1,494
Total	$ 23,306	$ 12,300	$ 7,496